Bank Loans (Unpaid Principal Balances Of Loans and Amount Of Allowance Allocated Based Upon Impairment Method by Portfolio Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment	$ 9,105	$ 3,375
Allowance for Loan Losses, Collectively Evaluated for Impairment	58,361	41,788
Allowance for Loan Losses, Total	67,466	45,163	$ 29,787
Recorded Investment in Loans, Individually Evaluated for Impairment	29,213	26,934
Recorded Investment in Loans, Collectively Evaluated for Impairment	6,985,208	5,610,631
Recorded Investment in Loans, Total	7,014,421	5,637,565
Commercial And Industrial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment	9,059	2,392
Allowance for Loan Losses, Collectively Evaluated for Impairment	45,415	32,735
Allowance for Loan Losses, Total	54,474	35,127	24,748
Recorded Investment in Loans, Individually Evaluated for Impairment	28,856	16,815
Recorded Investment in Loans, Collectively Evaluated for Impairment	2,409,082	1,693,584
Recorded Investment in Loans, Total	2,437,938	1,710,399
Securities-Based Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for Loan Losses, Collectively Evaluated for Impairment	2,088	3,094
Allowance for Loan Losses, Total	2,088	3,094	1,607
Recorded Investment in Loans, Collectively Evaluated for Impairment	1,819,206	1,614,033
Recorded Investment in Loans, Total	1,819,206	1,614,033
Consumer [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment	2	6
Allowance for Loan Losses, Collectively Evaluated for Impairment	14	123
Allowance for Loan Losses, Total	16	129	105
Recorded Investment in Loans, Individually Evaluated for Impairment	2	6
Recorded Investment in Loans, Collectively Evaluated for Impairment	24,506	45,385
Recorded Investment in Loans, Total	24,508	45,391
Residential Real Estate [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment	24	24
Allowance for Loan Losses, Collectively Evaluated for Impairment	8,406	2,636
Allowance for Loan Losses, Total	8,430	2,660	1,241
Recorded Investment in Loans, Individually Evaluated for Impairment	171	178
Recorded Investment in Loans, Collectively Evaluated for Impairment	2,593,405	2,161,222
Recorded Investment in Loans, Total	2,593,576	2,161,400
Commercial Real Estate [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment		722
Allowance for Loan Losses, Collectively Evaluated for Impairment	1,520	641
Allowance for Loan Losses, Total	1,520	1,363	264
Recorded Investment in Loans, Individually Evaluated for Impairment		9,522
Recorded Investment in Loans, Collectively Evaluated for Impairment	116,258	69,189
Recorded Investment in Loans, Total	116,258	78,711
Home Equity Lines Of Credit [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment	20	231
Allowance for Loan Losses, Collectively Evaluated for Impairment	142	140
Allowance for Loan Losses, Total	162	371	290
Recorded Investment in Loans, Individually Evaluated for Impairment	184	413
Recorded Investment in Loans, Collectively Evaluated for Impairment	14,855	14,595
Recorded Investment in Loans, Total	15,039	15,008
Construction And Land [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for Loan Losses, Collectively Evaluated for Impairment	100	232
Allowance for Loan Losses, Total	100	232	78
Recorded Investment in Loans, Collectively Evaluated for Impairment	7,896	12,623
Recorded Investment in Loans, Total	7,896	12,623
Qualitative [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for Loan Losses, Collectively Evaluated for Impairment	676	2,187
Allowance for Loan Losses, Total	$ 676	$ 2,187	$ 1,454